Related Parties Transactions (Details) - Schedule of maturity dates - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Maturity Dates [Abstract]
First year (current maturities)	$ 278	$ 126
Second year	50	262
Closing balance	$ 328	$ 388